Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings per Common Share (Abstract)
Earnings per Common Share [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
Net (loss)/income available to common stockholders	$(5,699)	$(18,127)	$(14,504)	$(8,842)

Weighted average common shares outstanding	54,341,534	46,082,284	50,275,135	46,081,888
Dilutive effect of RSUs	—	—	—	—

Weighted average common shares – diluted	54,341,534	46,082,284	50,275,135	46,081,888

Basic (loss)/earnings per common share	$(0.10)	$(0.39)	$(0.29)	$(0.19)

Diluted (loss)/earnings per common share	$(0.10)	$(0.39)	$(0.29)	$(0.19)